Collaborations and Royalty Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Collaborations and Royalty Agreements [Abstract]
Collaborations and Royalty Agreements

7. Collaborations and Royalty Agreements

Zogenix

In August 2006, the Company sold all of its assets related to the Intraject needle-free injector technology platform and products, including 12 United States patents along with foreign counterparts, to Zogenix, Inc., a privately-held pharmaceutical company. Zogenix is responsible for further development and commercialization efforts of Intraject (now rebranded under the name DosePro*). On January 13, 2010, Zogenix announced the U.S. commercial launch of its SUMAVEL* DosePro product. Under the terms of the asset sale agreement, the Company is entitled to receive quarterly royalty payments from Zogenix in the amount of 3% of net sales of DosePro products. Revenue will be recognized from the quarterly royalty payments one quarter in arrears due to the contractual sixty day lag in royalty reporting under the asset sale agreement. The Company recorded recurring royalty revenue of $242,000 for the quarter ended September 30, 2011.

10.    Collaborations and Royalty Agreements

Lung Rx

On August 30, 2007, the Company signed an Exclusive License, Development and Commercialization Agreement (the “Lung Rx Agreement”) with Lung Rx, Inc., (“Lung Rx”), a wholly-owned subsidiary of United Therapeutics Corporation, pursuant to which the Company granted Lung Rx, upon the payment of specified amounts, an exclusive license to develop and commercialize inhaled treprostinil using the Company’s AERx Essence technology for the treatment of pulmonary arterial hypertension and other potential therapeutic indications. The Company determined that the Lung Rx collaboration agreement, since it was comprised of multiple deliverables without standalone value, should be treated as a single unit of accounting. The Company has received a total of $4.9 million in milestone, development and other payments under this agreement. Up until the quarter ended September 30, 2009, the Company had not recognized any revenue under the Lung Rx Agreement due to the existence of certain undelivered performance obligations.

On June 1, 2009, the Company received a written notice from United Therapeutics Corporation seeking to terminate the Lung Rx Agreement on July 1, 2009. During the three months ended September 30, 2009, the Company engaged Lung Rx in discussions about continuing or restructuring its collaboration with Lung Rx. These discussions were not successful and the Company concluded that the likelihood of further collaboration with Lung Rx was remote. Therefore, during the three months ended September 30, 2009, the Company recognized $4.9 million of revenue relating to the Lung Rx Agreement that had been previously deferred. In accordance with the Company’s revenue recognition policy, all amounts were recognized as revenue in the quarter ended September 30, 2009 since the Company no longer had any performance obligations under the Lung Rx Agreement.

Zogenix

In August 2006, the Company sold all of its assets related to the Intraject needle-free injector technology platform and products, including 12 United States patents along with foreign counterparts, to Zogenix, Inc. Zogenix is responsible for further development and commercialization efforts of Intraject (now rebranded under the name DosePro). Under the terms of the asset sale agreement, the Company received a $4.0 million initial payment from Zogenix and was entitled to a $4.0 million milestone payment upon initial U.S. commercialization, as well as royalty payments upon commercialization of DosePro products. In December 2007, Zogenix submitted a New Drug Application (“NDA”) with the U.S. Food and Drug Administration (“FDA”) for the migraine drug sumatriptan using the needle-free injector DosePro (“SUMAVEL DosePro”). In March 2008, Zogenix entered into a license agreement to grant exclusive rights in the European Union to Desitin Pharmaceuticals, GmbH to develop and commercialize SUMAVEL DosePro in the European Union. On July 16, 2009, Zogenix announced that it had received approval from the FDA for its NDA for SUMAVEL DosePro needle-free delivery system. On August 3, 2009, Zogenix and Astellas Pharma US, Inc. announced that they had entered into an exclusive co-promotion agreement in the U.S. for the SUMAVEL DosePro needle-free delivery system. Under the announced terms of the agreement, the companies will collaborate on the promotion and marketing of SUMAVEL DosePro with Zogenix focusing their sales activities primarily on the neurology market while Astellas will focus mostly on primary care physicians. Zogenix will have responsibility for manufacturing and distribution of the product.

The Company received from Zogenix a milestone payment of $4.0 million in the three months ended March 31, 2010 and received recurring royalty payments totaling $0.4 million during the last half of the year ending December 31, 2010.